Acquisitions	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
Crediamigo
On January 30, 2012, we acquired a 60% interest in Crediamigo, a specialty consumer finance company headquartered in Mexico City. The total consideration of $60.1 million, net of cash acquired, includes contingent consideration related to two earn out payments. If certain financial performance targets are achieved during calendar years 2012 and 2013, we will make a payment to the sellers of $12.0 million dollars, each year, for a total amount of $24.0 million dollars. The purchase price above includes a fair value amount of $23.0 million attributable to the contingent consideration payments. This amount was calculated using a probability-weighted discounted cash flow approach, in which all outcomes were successful. The significant inputs used for the valuation are not observable in the market, and thus this fair value measurement represents a Level 3 measurement within the fair value hierarchy.
Pursuant to the Master Transaction Agreement, the sellers have a put option with respect to their remaining shares of Crediamigo. Each seller has the right to sell their Crediamigo shares to us during the exercise period commencing on January 30, 2014 and ending on January 30, 2017 , with no more than 50% of the seller's shares being sold within a consecutive twelve-month period. Under the guidance in ASC 480-10-S99, securities that are redeemable for cash or other assets are to be classified outside of permanent equity; therefore, we have included the redeemable noncontrolling interest related to Crediamigo in temporary equity.
The fair value of the redeemable noncontrolling interest in Crediamigo was estimated by applying an income approach and a market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include discount rates ranging from 10% to 18%, representing discounts for lack of control and lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest. The fair market value of Crediamigo was determined using a multiple of future earnings.
The year ended September 30, 2012, includes $27.7 million in total revenues and $10.1 million in income attributable to EZCORP, Inc. related to the Crediamigo acquisition. The purchase price allocation is preliminary as we continue to receive information regarding the acquired assets. We have recorded provisional amounts for certain assets and liabilities for which we have not yet received all information necessary to finalize our assessment.
Cash Genie
On April 14, 2012, we acquired a 72% interest in Ariste Holding Limited and its affiliates, which provides online loans in the U.K under the name "Cash Genie." As this acquisition was individually immaterial, we present its related information, other than information related to the redeemable noncontrolling interest, on a combined basis.
Pursuant to the acquisition agreement, the sellers have a put option with respect to their remaining shares of Cash Genie. Each of the sellers has the right to sell his Cash Genie shares to us for cash, during the exercise period commencing on April 14, 2014 and ending on April 14, 2016, with no more than 50% of the seller's shares being sold within a consecutive 12-month period. In addition, each of the sellers has the right to sell his Cash Genie shares to us in exchange for shares of Class A non-voting common stock at any time after April 14, 2012. Under the guidance in ASC 480-10-S99, securities that are redeemable for cash or other assets are to be classified outside of permanent equity; therefore, we have included the redeemable noncontrolling interest related to Cash Genie in temporary equity.
Effective November 13, 2012, we increased out ownership in Cash Genie to 95%. See Note 25, “Subsequent Events.”
The fair value of the Cash Genie redeemable noncontrolling interest was estimated by applying an income and market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include discount rates ranging from 10% to 18%, representing discounts for lack of control and lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest. The fair market value of Cash Genie was determined using a multiple of future earnings.
Other
The year ended September 30, 2012, includes the acquisition of 50 locations in the U.S. and one in Canada. As these acquisitions were individually immaterial, we present their related information on a combined basis.
The following tables provide information related to domestic and foreign acquisitions for the years ended September 30, 2012, 2011 and 2010:

	Fiscal Year Ended September 30,
	2012		2011	2010
	Crediamigo	Other Acquisitions
Number of asset purchase acquisitions	—	7	9	5
Number of stock purchase acquisitions	1	4	3	—

U.S. stores acquired	—	50	34	16
Foreign stores acquired	45	1	6	—
Total stores acquired	45	51	40	16

	Fiscal Year Ended September 30,
	2012		2011	2010
	Crediamigo	Other Acquisitions
	(in thousands)
Consideration:
Cash	$45,001	$95,415	$69,057	$21,864
Equity instruments	—	17,984	7,304	—
Deferred consideration	5,785	—	—	—
Contingent consideration	23,000	—	—	—
Fair value of total consideration transferred	73,786	113,399	76,361	21,864
Cash acquired	(13,641)	(2,833)	(1,138)	(58)
Total purchase price	$60,145	$110,566	$75,223	$21,806

	Fiscal Year Ended September 30,
	2012		2011	2010
	Crediamigo	Other Acquisitions
Current assets:	(in thousands)
Pawn loans, net	$—	$6,781	$8,572	$2,700
Consumer loans, net	8,935	3,641	710	—
Service charges and fees receivable, net	18,844	1,940	1,270	379
Inventory, net	—	5,911	4,838	1,542
Deferred tax asset	—	238	461	223
Prepaid expenses and other assets	3,543	204	728	66
Total current assets	31,322	18,715	16,579	4,910
Property and equipment, net	2,326	4,061	1,051	387
Goodwill	99,486	99,747	56,703	15,870
Non-current consumer loans, net	56,120	—	—	—
Intangible assets	16,400	3,980	2,478	1,027
Other assets	7,497	294	80	30
Total assets	$213,151	$126,797	$76,891	$22,224
Current liabilities:
Accounts payable and other accrued expenses	$6,853	$5,496	$1,176	$93
Customer layaway deposits	—	808	182	102
Current maturities of long-term debt	22,810	—	—	—
Other current liabilities	—	257	26	—
Total current liabilities	29,663	6,561	1,384	195
Long-term debt, less current maturities	86,872	—	—	—
Deferred tax liability	171	113	284	223
Total liabilities	116,706	6,674	1,668	418
Redeemable noncontrolling interest	36,300	9,557	—	—
Net assets acquired	$60,145	$110,566	$75,223	$21,806
Goodwill deductible for tax purposes	$—	$48,445	$34,376	$15,870
Indefinite lived intangible assets acquired:
Trade name	$2,200	$2,706	$—	$—
Pawn licenses	$—	$—	$—	$607
Definite lived intangible assets acquired:
Favorable lease asset	$—	$404	$111	$—
Non-compete agreements	$300	$420	$769	$420
Contractual relationship	$13,900	$450	$—	$—

All acquisitions were made as part of our continuing strategy to enhance and diversify our earnings. The factors contributing to the recognition of goodwill were based on several strategic and synergistic benefits we expect to realize from the acquisitions. These benefits include our initial entry into several markets and a greater presence in others, as well as the ability to further leverage our expense structure through increased scale. The purchase price allocation of assets acquired in the most recent twelve months is preliminary as we continue to receive information regarding the acquired assets. Transaction related expenses for the years ended September 30, 2012, 2011 and 2010 of approximately $2.2 million, $0.9 million and $0.6 million, respectively, were expensed as incurred and recorded as administrative expenses. These amounts exclude costs related to transactions that did not close and future acquisitions. The results of all acquisitions have been consolidated with our results since their respective closing. Pro forma results of operations have not been presented because it is impracticable to do so, as historical audited financial statements in U.S. GAAP are not readily available.
The amounts above for the year ended September 30, 2012 include the acquisition of a decision science model for the underwriting of consumer loans, a contractual relationship with an income tax return preparer to facilitate refund anticipation loans, an online lending business in the U.K., and 15 financial services stores in Hawaii and Texas. The 15 financial services stores in Hawaii and Texas were acquired from FS Management, 1st Money Centers, Inc. and 1429 Funding, Inc., companies owned partially by Brent Turner, the former President of our eCommerce and Card Services division and a former executive officer, for total consideration of $3.0 million in cash and 387,924 shares of our Class A Non-Voting common stock. The basic terms of the acquisitions were agreed prior to the commencement of Mr. Turner's employment (and, thus, prior to Mr. Turner's becoming an executive officer), subject to our completion of appropriate due diligence and the execution of appropriate definitive documentation. Even though the terms of the acquisitions were agreed to prior to Mr. Turner's becoming an executive officer, we treated the transactions as related party transactions. Consequently, pursuant to our Policy for Review and Evaluation of Related Party Transactions, the Audit Committee reviewed and evaluated the terms of the acquisitions and concluded that the transactions were fair to, and in the best interest of the company and its stockholders. Mr. Turner received $2.0 million in cash and 167,811 shares of stock in connection with these acquisitions.